Depreciation, Amortization And Asset Removal Costs (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2021	2020
Depreciation of property, plant and equipment	700	683
Amortization of intangible assets	76	69
Amortization of regulatory assets	30	23
Depreciation and amortization	806	775
Asset removal costs	107	101
	913	876